Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating leases, weighted-average remaining lease term	8 years	7 years 9 months 18 days
Finance leases, weighted-average remaining lease term	3 years 2 months 12 days	3 years 6 months
Operating leases, weighted-average discount rate	4.30%	4.60%
Finance leases, weighted-average discount rate	4.10%	4.50%